Fees Summary	Aug. 30, 2024 USD ($) shares
Fees Summary [Line Items]
Narrative Disclosure
Narrative - Max Aggregate Offering Price | $	$ 30,078,700.00
Narrative - Max Aggregate Offering Amount | shares	30,078,700
Final Prospectus	true